Supplemental Information - Supplemental Information of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Operating activities:
Net income	$ 162	$ 275	$ 621	$ 774
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of equipment under operating leases and assets sold under buy-back commitments			556	511
Depreciation and amortization expense of equipment under operating leases and assets sold under buy-back commitments			303	280
Loss (gain) from disposal of assets			4	(5)
Undistributed income (loss) of unconsolidated subsidiaries			(5)	(6)
Other non-cash items			177	132
Changes in operating assets and liabilities:
Provisions			210	379
Deferred income taxes			(116)	(197)
Trade and financing receivables related to sales, net			(1,041)	(1,416)
Inventories, net			(1,571)	(1,824)
Trade payables			(861)	227
Other assets and liabilities			255	71
Net cash (used in) provided by operating activities			(1,468)	(1,074)
Investing activities:
Additions to retail receivables			(4,680)	(5,286)
Collections of retail receivables			4,581	4,630
Proceeds from sale of assets, net of equipment under operating leases and assets sold under buy-back commitments			16	1
Proceeds from sale of assets previously under operating leases and assets sold under buy-back commitments			391	334
Expenditures for property, plant and equipment and intangible assets, net of equipment under operating leases and assets sold under buy-back commitments			(601)	(645)
Expenditures for equipment under operating leases and assets sold under buy-back commitments			(1,240)	(891)
Other			451	151
Net cash used in investing activities			(1,082)	(1,706)
Financing activities:
Proceeds from long-term debt			13,479.0	13,083.0
Payments of long-term debt			(10,772)	(12,217)
Net decrease in other financial liabilities			(440)	834
Dividends paid			(381)	(365)
Other			15	(5)
Net cash provided by (used in) financing activities			1,901	1,330
Effect of foreign exchange rate changes on cash and cash equivalents			(303)	(33)
Decrease in cash and cash equivalents			(952)	(1,483)
Cash and cash equivalents, beginning of year			5,567	5,199
Cash and cash equivalents, end of period	4,615	3,716	4,615	3,716
Industrial Activities [Member]
Operating activities:
Net income	162	275	621	774
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of equipment under operating leases and assets sold under buy-back commitments			552	508
Depreciation and amortization expense of equipment under operating leases and assets sold under buy-back commitments			196	188
Loss (gain) from disposal of assets				(4)
Undistributed income (loss) of unconsolidated subsidiaries			(153)	18
Other non-cash items			56	57
Changes in operating assets and liabilities:
Provisions			203	357
Deferred income taxes			(124)	(188)
Trade and financing receivables related to sales, net			110	(23)
Inventories, net			(1,599)	(1,843)
Trade payables			(751)	233
Other assets and liabilities			(76)	69
Net cash (used in) provided by operating activities			(965)	146
Investing activities:
Proceeds from sale of assets, net of equipment under operating leases and assets sold under buy-back commitments			16	1
Proceeds from sale of assets previously under operating leases and assets sold under buy-back commitments			213	153
Expenditures for property, plant and equipment and intangible assets, net of equipment under operating leases and assets sold under buy-back commitments			(588)	(644)
Expenditures for equipment under operating leases and assets sold under buy-back commitments			(589)	(486)
Other			325	271
Net cash used in investing activities			(623)	(705)
Financing activities:
Proceeds from long-term debt			3,235.0	1,058.0
Payments of long-term debt			(1,055)	(874)
Net decrease in other financial liabilities			(238)	(268)
Dividends paid			(381)	(365)
Other			15	(5)
Net cash provided by (used in) financing activities			1,576	(454)
Effect of foreign exchange rate changes on cash and cash equivalents			(248)	(9)
Decrease in cash and cash equivalents			(260)	(1,022)
Cash and cash equivalents, beginning of year			4,010	3,890
Cash and cash equivalents, end of period	3,750	2,868	3,750	2,868
Financial Services [Member]
Operating activities:
Net income	75	65	266	220
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of equipment under operating leases and assets sold under buy-back commitments			4	3
Depreciation and amortization expense of equipment under operating leases and assets sold under buy-back commitments			107	92
Loss (gain) from disposal of assets			4	(1)
Undistributed income (loss) of unconsolidated subsidiaries			(15)
Other non-cash items			121	75
Changes in operating assets and liabilities:
Provisions			7	22
Deferred income taxes			8	(9)
Trade and financing receivables related to sales, net			(1,138)	(1,405)
Inventories, net			28	19
Trade payables			(123)	2
Other assets and liabilities			331	6
Net cash (used in) provided by operating activities			(400)	(976)
Investing activities:
Additions to retail receivables			(4,680)	(5,286)
Collections of retail receivables			4,581	4,630
Proceeds from sale of assets previously under operating leases and assets sold under buy-back commitments			178	181
Expenditures for property, plant and equipment and intangible assets, net of equipment under operating leases and assets sold under buy-back commitments			(13)	(1)
Expenditures for equipment under operating leases and assets sold under buy-back commitments			(651)	(405)
Other			113	(131)
Net cash used in investing activities			(472)	(1,012)
Financing activities:
Proceeds from long-term debt			10,244.0	12,025.0
Payments of long-term debt			(9,717)	(11,343)
Net decrease in other financial liabilities			(202)	1,102
Dividends paid			(103)	(244)
Other			13	11
Net cash provided by (used in) financing activities			235	1,551
Effect of foreign exchange rate changes on cash and cash equivalents			(55)	(24)
Decrease in cash and cash equivalents			(692)	(461)
Cash and cash equivalents, beginning of year			1,557	1,309
Cash and cash equivalents, end of period	$ 865	$ 848	$ 865	$ 848